J.P. Morgan Mortgage Trust 2021-INV4 ABS-15G

Exhibit 99.13

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302638787	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee on the initial CD issued XX/XX/XXXX and revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX was required of which $XXXX was reimbursed on the final CD. There is a remaining cost to cure in the amount of $XXXX. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX1 4:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee on the initial CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 4:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing CD evidence of monthly PITIA obligation for: XXXX, refinanced XX/XX/XXXX.

Response 1 (XX/XX/XXXX 11:28AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing document verification of monthly P&I, and monthly HOI obligation, for the primary residence at: XXXX.

Response 1 (XX/XX/XXXX 11:29AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.1.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302792059	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Fannie Mae CU Score is unavailable. Response 1 (XX/XX/XXXX 12:33PM) Documentation provided is sufficient to clear the finding. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302792092	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 1.1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302792138	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Fannie Mae CU Score is 5. Response 1 (XX/XX/XXXX 12:42PM) Documentation provided is sufficient to clear the finding. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302843664	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 2.2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302843674	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302843678	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 2.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302843723	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302843729	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 2.1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302676907	XXXX	XX/XX/XXXX	$XXXX	QM-Non Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The final application indicates the borrower refinanced current mortgage on property located at XXXX with XXXX; new mortgage $XXXX and payments $XXXX. The file does not contain documentation verifying the new mortgage and PITIA. Response 1 (XX/XX/XXXX 6:01PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XX Appraisal Department Desk Review which supports the value in the origination appraisal report.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A